                                                                               .
                                                                               .
                                                                               .

                                                   (RIVERSOURCE INVESTMENT LOGO)

                   PROSPECTUS SUPPLEMENT -- AUGUST 31, 2007*

                                       NAME OF FUND                                         PROSPECTUS DATE      FORM NUMBER
RiverSource Intermediate Tax-Exempt Fund                                                     Jan. 29, 2007       S-6355-99 R
RiverSource Tax-Exempt Bond Fund                                                             Jan. 29, 2007       S-6310-99 AD
RiverSource Tax-Exempt High Income Fund                                                      Jan. 29, 2007       S-6430-99 AD

The Portfolio Manager subsection of the Investment Manager section has been revised to read as follows:

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Catherine Stienstra, Portfolio Manager

- Managed the Fund since August 2007.

- Leader of the municipal sector team.

- Joined RiverSource Investments in July 2007.

- Director and Senior Portfolio Manager, FAF Advisors, Inc. (formerly US Bancorp Asset Management), 1998-2007; various positions, Piper Capital Management, 1990 to 1998.

- Began investment career in 1988.

- BA, international studies, University of Nebraska.

The rest of the section remains unchanged.

--------------------------------------------------------------------------------
S-6355-3 A (8/07)
Valid until next prospectus update.
*Destroy Jan. 29, 2008